SCHEDULE OF OBLIGATIONS COLLATERALIZED BY RECEIVABLES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Total		$ 206,236	$ 295,811
Total		206,236	282,553
Quick Fix Capital Arrangement [Member]
Short-Term Debt [Line Items]
Total		48,907	48,907
Power Up Arrangement [Member]
Short-Term Debt [Line Items]
Total		14,232	14,232
Power Up One Arrangement [Member]
Short-Term Debt [Line Items]
Total		67,645	67,645
Power Up Two Arrangement [Member]
Short-Term Debt [Line Items]
Total		29,696	29,696
Power Up Three Arrangement [Member]
Short-Term Debt [Line Items]
Total		45,756	45,756
Knight Capital Arrangement [Member]
Short-Term Debt [Line Items]
Total			76,317
Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Total	$ 206,236	206,236	282,553
Coroware, Inc. and Subsidiaries [Member] | Quick Fix Capital Arrangement [Member]
Short-Term Debt [Line Items]
Total	48,907	48,907	48,907
Coroware, Inc. and Subsidiaries [Member] | Power Up Arrangement [Member]
Short-Term Debt [Line Items]
Total	14,232	14,232	14,232
Coroware, Inc. and Subsidiaries [Member] | Power Up One Arrangement [Member]
Short-Term Debt [Line Items]
Total	67,645	67,645	67,645
Coroware, Inc. and Subsidiaries [Member] | Power Up Two Arrangement [Member]
Short-Term Debt [Line Items]
Total	29,696	29,696	29,696
Coroware, Inc. and Subsidiaries [Member] | Power Up Three Arrangement [Member]
Short-Term Debt [Line Items]
Total	$ 45,756	45,756	45,756
Coroware, Inc. and Subsidiaries [Member] | Knight Capital Arrangement [Member]
Short-Term Debt [Line Items]
Total			$ 76,317